United States Securities and Exchange Commission
Washington, DC
Mail stop 4-6

RE:    American Media Systems Co.

Registration Statement on Form SB-2
File No. 333-143464

SUPLEMENTAL DISCLOSURE

In response to staff comment we have made the following amendment to ITEM 13 and to EXHIBITS to disclose the change of auditor.

AMENDED DISCLOSURE

ITEM 13. INTEREST OF NAMED EXPERTS AND COUNSEL.

Our financial statements for the years ending December 31, 2006 and 2005, included in this prospectus have been audited by Vellmer & Chang, Chartered Accountants, 505 - 815 Hornby Street Vancouver, BC V6Z 2E6, Canada as set forth in their report included in this prospectus. Their report is given upon their authority as experts in accounting and auditing.

On April 18, 2007, we engaged K.R. Margetson Ltd. an incorporated professional, as our principal independent accountant with the approval of our company's board of directors. Accordingly, we dismissed Vellmer & Chang, Chartered Accountants ("Vellmer & Chang") as our independent registered public accounting firm.

The reports of Vellmer & Chang on the financial statements of the Company as of and for the years ended December 31, 2005 and 2006 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

During the years ended December 31, 2005 and 2006 and through the date of dismissal, there were no disagreements with Vellmer & Chang on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Vellmer & Chang, would have caused Vellmer & Chang to make reference to the subject matter of the disagreement in its reports on the Company's financial statements for such periods.

On April 18, 2007, we delivered a copy of this information to Vellmer & Chang and Vellmer & Chang, issued a response. The response stated that it agreed with the foregoing disclosure. A copy of their response is attached to our Form 8-K/A filed with the SEC on May 7, 2007 as Exhibit 16.1.

EXHIBITS

The following Exhibits are incorporated herein by reference from the Registrant's Form 8-K/A report filed with the Securities and Exchange Commission, SEC file # 000-51568 on May 7, 2007. Such exhibits are incorporated herein by reference pursuant to Rule 12b-32:

Exhibit No.	Description
16.1	Letter from Vellmer & Chang